CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2010
Current assets:
Cash and cash equivalents	$ 1,401	$ 244	$ 492
Accounts receivable, less allowances of $768, $936 and $1,248, respectively	5,139	6,328	7,173
Prepaid expenses and other current assets	784	842	965
Deferred income taxes	943	882	750
Deferred financing fees		10	23
Total current assets	8,267	8,306	9,403
Property and equipment, net	6,065	3,139	3,738
Intangible assets, net	5,343	6,701	7,635
Goodwill	9,791	18,791	18,707
Other long-term assets	851	899	352
TOTAL ASSETS	30,317	37,836	39,835
Current liabilities:
Accounts payable and accrued expenses	4,155	4,628	3,593
Revolving lines of credit	4,714	3,285
Capital lease obligations - short-term	593	192	138
Income taxes payable	220	231	47
Deferred revenue	3,833	4,388	4,274
Total current liabilities	13,515	12,724	8,052
Other long-term liabilities	218	541	835
Capital lease obligations - long-term	735	165	223
TOTAL LIABILITIES	14,468	13,430	9,110
Commitments and contingencies (Note 15)
Stockholders' equity:
Preferred stock, $0.01 par value per share, 4,000 shares authorized, no shares issued and outstanding
Common stock, $0.01 par value; authorized 40,000 shares; 8,094 issued and outstanding shares at June 30, 2010 and 2011, 9,411 issued and outstanding at March 31, 2012	1,414	1,214	1,214
Additional paid-in capital	267,246	265,075	264,222
Accumulated deficit	(252,715)	(241,814)	(234,841)
Treasury stock, at cost 0 and 11 shares held at June 30, 2010, 2011, and March 31, 2012 respectively	(56)	(56)
Accumulated other comprehensive income	141	159	130
Total stockholders' equity controlling interest	16,030	24,578	30,725
Total stockholders' equity non-controlling interest	(181)	(172)
Total stockholders' equity	15,849	24,406	30,725
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 30,317	$ 37,836	$ 39,835